UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07533
                                                     ---------

                              The Lou Holland Trust
                              ---------------------
               (Exact name of registrant as specified in charter)

                        One North Wacker Drive, Suite 700
                                Chicago, IL 60606
                              --------------------
              (Address of principal executive offices) (Zip code)


                                Louis A. Holland
                      c/o Holland Capital Management, L.P.
                        One North Wacker Drive, Suite 700
                                Chicago, IL 60606
                               ------------------
                    (Name and address of agent for service)

                                  (312)553-4830
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31
                         ----------------

Date of reporting period: SEPTEMBER 30, 2005
                          ------------------

Item 1. Schedule of Investments.


                             LOU HOLLAND GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2005
                                   (UNAUDITED)


SHARES OR PRINCIPAL AMOUNT                                        MARKET VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 99.9% (A)

        Auto & Transportation - 1.0 %
      4,775    FedEx Corp.                                          $416,046

        Consumer Discretionary - 12.0 %
     12,400    Avon Products, Inc.                                   334,800

      6,900    Carnival Corp. f                                      344,862

     19,100    The Cheesecake Factory Inc.*                          596,684

     12,650    Comcast Corp.*                                        371,657

     11,300    Kohl's Corp.*                                         567,034

      4,850    Omnicom Group Inc.                                    405,605

     23,000    Time Warner Inc.                                      416,530

     14,800    Viacom Inc. Cl B                                      488,548

     20,600    Wal-Mart Stores, Inc.                                 902,692

      7,400    Weight Watchers International, Inc.*                  381,692
                                                           -----------------
                                                                   4,810,104

        Consumer Staples - 4.2 %
     16,600    PepsiCo, Inc.                                         941,386

     17,600    Walgreen Co.                                          764,720
                                                           -----------------
                                                                   1,706,106

        Energy/Oil - 12.5 %
      6,250    Apache Corp.                                          470,125

     17,200    BJ Services Co.                                       619,028

      8,100    BP p.l.c.-Spons ADR f                                 573,885

     10,950    Chevron Corp.                                         708,793
               (Formerly CheveronTexaco Corp.)

     12,100    Exxon Mobil Corp.                                     768,834

      9,300    Noble Corp. f                                         636,678

     26,900    XTO Energy, Inc.                                    1,219,108
                                                           -----------------
                                                                   4,996,451

        Financial/Insurance - 5.1 %
      9,500    AFLAC INC.                                            430,350

     25,800    American International Group, Inc.                  1,598,568
                                                           -----------------
                                                                   2,028,918

        Financials - 10.4 %
     19,150    Citigroup Inc.                                        871,708

     20,300    Countrywide Financial Corp.                           669,494

     22,000    Doral Financial Corp.                                 287,540

     12,750    Fannie Mae                                            571,455

      9,000    Fifth Third Bancorp                                   330,570

      3,450    Goldman Sachs Group, Inc.                             419,451

     16,100    H&R Block, Inc.                                       386,078

     16,050    MBNA Corp.                                            395,472

      5,100    Northern Trust Corp.                                  257,805
                                                           -----------------
                                                                   4,189,573

        Healthcare/Other - 6.7 %
      5,025    Aetna Inc.                                            432,853

     18,350    Baxter International Inc.                             731,615

     22,400    Boston Scientific Corp.*                              523,488

     23,100    IMS Health Inc.                                       581,427

      8,000    Medtronic, Inc.                                       428,960
                                                           -----------------
                                                                   2,698,343

        Healthcare/Pharmaceuticals - 14.2 %
     14,250    Biogen IDEC Inc.*                                     562,590

      7,250    Genzyme Corp.*                                        519,390

     10,400    Johnson & Johnson                                     658,112

     16,700    Novartis AG ADR f                                     851,700

     28,900    Pfizer Inc.                                           721,633

     56,450    Schering-Plough Corp.                               1,188,273

     17,000    Teva Pharmaceutical Industries Ltd.-Spons ADR f       568,140

     16,800    Watson Pharmaceuticals, Inc.*                         615,048
                                                           -----------------
                                                                   5,684,886

        Other/Conglomerate - 3.3 %
     39,400    General Electric Co.                                1,326,598

        Technology/Hardware - 5.2 %
     37,300    Intel Corp.                                           919,445

      5,350    International Business Machines Corp.                 429,177

     19,350    Linear Technology Corp.                               727,367
                                                           -----------------
                                                                   2,075,989

        Technology/Imaging - 1.6 %
     10,400    Lexmark International, Inc.*                          634,920

        Technology/Service - 8.7 %
     12,300    Affiliated Computer Services, Inc.*                   671,580

     10,650    Automatic Data Processing, Inc.                       458,376

     17,850    CDW Corp.                                           1,051,722

     51,850    Citrix Systems, Inc.*                               1,303,509
                                                           -----------------
                                                                   3,485,187

        Technology/Software - 9.7 %
     17,600    Adobe Systems Inc.                                    525,360

     16,400    Cognos, Inc.* f                                       638,452

     64,800    Microsoft Corp.                                     1,667,304

     32,100    Symantec Corp.*                                       727,386

      8,550    Zebra Technologies Corp.*                             334,220
                                                           -----------------
                                                                   3,892,722

        Telecommunication Services - 2.2 %
     39,800    Motorola, Inc.                                        879,182

        Utilities - 3.1 %
      6,050    Kinder Morgan, Inc.                                   581,768

      7,700    Questar Corp.                                         678,524
                                                           -----------------
                                                                   1,260,292
                                                           -----------------
                     Total common stocks                          40,085,317
                      (cost $34,289,276)

SHORT-TERM INVESTMENTS - 0.2% (A)
        Variable Rate Demand Note - 0.2 %
    $81,503    U.S. Bank, N.A., 3.59%                                 81,503
                                                           -----------------
                     Total variable rate demand note                  81,503
                       (cost $81,503)                      -----------------

                              Total investments-100.1% (A)        40,166,820
                                (cost $34,370,779)

                              Other liabilities in excess
                                   of assets-(0.1%) (A)             (41,035)
                                                           -----------------
                              TOTAL NET ASSETS-100.0%            $40,125,785
                                                           =================

          *    Non-income producing security.

          f    Foreign Security.

         (A)   Percentages for the various classifications relate to net assets.

Item 2. Controls and Procedures.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act(the "Act")) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) The Lou Holland Trust
                  ---------------------

     By (Signature and Title)  /s/ Louis A. Holland
                               ---------------------------
                                Louis A. Holland, President

     Date  11/4/05
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ Louis A. Holland
                                   ---------------------------
                                    Louis A. Holland, President

     Date  11/4/05
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     By (Signature and Title)      /s/ Laura J. Janus
                                   ---------------------------
                                    Laura J. Janus, Treasurer

     Date  11/4/05
           --------------